NOTE 5: THE TRANSACTION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Legal and professional fees relating to the Transaction	$ 1,450,141	$ 1,131,041	$ 942,959
Listing fee	(1,308,808)	0	$ 0
Fair value of the net assets (liabilities) of Adira
Cash	157,668	$ 0
Adira
Statement Line Items [Line Items]
Consideration - shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808
Fair value of the net assets (liabilities) of Adira
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
Fair value of the net assets	$ (328,522)